Warrant Liabilities - Schedule of Derivative Warrant Liabilities (Details) - Warrant Liabilities [Member] - DevvStream Corp [Member] - USD ($)	9 Months Ended	12 Months Ended
	Apr. 30, 2026	Jul. 31, 2025
Continuity of Derivative Warrant Liabilities [Line Items]
Beginning balance	$ 5,626,473
Warrants fair value upon change in functional currency (Note 2)		454,571
Warrants issued upon De-SPAC transaction (Note 4)		7,196,286
Warrants to be issued (mandatory convertible debentures)		7,500
Change in fair value of warrant liabilities (exercised warrants)		162,396
Change in fair value of warrant liabilities (expired warrants)		(25,067)
Fair value of warrants exercised		(303,492)
Change in fair value of warrant liabilities	(5,195,203)	(1,865,721)
Ending balance	$ 431,270	$ 5,626,473